Investment securities - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Securities and other financial assets, net
Sales of investments at amortized cost	$ 19,900
Decrease through write-off, financial assets	47
Losses on sale	$ 541